(Loss)/income Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to Tuniu Corporation	¥ 77,174	$ 10,573	¥ (99,291)	¥ (193,382)
Numerator for basic and diluted net (loss)/income per share	¥ 77,174	$ 10,573	¥ (99,291)	¥ (193,382)
Denominator:
Weighted average number of ordinary shares outstanding - basic	361,482,355	361,482,355	371,453,164	371,208,209
Weighted average number of ordinary shares outstanding - diluted	363,718,947	363,718,947	371,453,164	371,208,209
(Loss)/income per share-basic | (per share)	¥ 0.21	$ 0.03	¥ (0.27)	¥ (0.52)
(Loss)/income per share- diluted | (per share)	¥ 0.21	$ 0.03	¥ (0.27)	¥ (0.52)